FAIR VALUE MEASUREMENTS (Details 1)	12 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Risk-free interest rate	1.25%
Expected dividend yield	0.00%
Expected stock price volatility	88.63%
Expected option life in years	2 years 6 months